UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1608
                                   --------

                            FRANKLIN HIGH INCOME TRUST
                            --------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                  MAY 31, 2003

                               [GRAPHIC OMITTED]



                      ANNUAL REPORT AND SHAREHOLDER LETTER

                               [GRAPHIC OMITTED]

                                     INCOME



                                   FRANKLIN'S
                              AGE HIGH INCOME FUND

                                 [LOGO OMITTED]
                              FRANKLINTEMPLETON(R)
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

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

FRANKLIN TEMPLETON INVESTMENTS
GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

                               Contents

SHAREHOLDER LETTER ................. 1

ANNUAL REPORT

Franklin's AGE High Income Fund .... 3

Performance Summary ................ 7

Financial Highlights &
Statement of Investments ...........12

Financial Statements ...............26

Notes to Financial Statements ......30

Independent Auditors' Report .......36

Tax Designation ....................37

Board Members and Officers .........38

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

The year ended May 31, 2003, witnessed mixed signs for the U.S. economy, geopolitical landscape and financial markets. The economy grew moderately, but unevenly, during the 12-month period. Despite rising unemployment and continued anemic business spending, consumer spending held its ground for the most part. In the second half of the fiscal year, financial markets experienced significant volatility, but most equity markets showed smaller losses and some gains compared with the first half. We believe these may be signs of better things to come.

As the war with Iraq began in mid-March, concerns about its duration, outcome and repercussions took center stage. At period-end, with combat successfully over, attention returned to the U.S. economy. Global business confidence began to revive, consumer attitudes brightened and inflation remained tame. We believe financial market volatility will continue, however, until the U.S. economy shows more definite and sustained strength.

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. You can further diffuse risk exposure by investing in different asset categories such as

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Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

          ------------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
          ------------------------------------------------------------

                                               Not part of the annual report | 1
stocks and bonds. Third, it may make sense to follow a regular investment plan, also called dollar cost averaging, investing a certain amount of money monthly or quarterly. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Such a plan does not assure a profit and does not protect against loss in a declining market. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

In the enclosed annual shareholder report for Franklin's AGE High Income Fund, the Fund's portfolio manager discusses market conditions and how they affected investment management decisions and Fund performance during the period under review. You will also find valuable performance data and financial information. Please remember that all securities markets move up and down, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

As always, we thank you for investing with Franklin Templeton, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

/S/ Rupert H. Johnson


Rupert H. Johnson, Jr.

President and Chief Executive Officer - Investment Management
Franklin High Income Trust


A NOTE ABOUT DUPLICATE MAILINGS

You will receive your Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the report. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.


THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF MAY 31, 2003. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.

2 | Not part of the annual report

Annual Report
Franklin's AGE High Income Fund

YOUR FUND'S GOALS AND PRIMARY INVESTMENTS: Franklin's AGE High Income Fund seeks to provide investors with high, current income, with a secondary objective of principal appreciation. The Fund invests in a diversified portfolio consisting primarily of high yield, lower-rated debt securities.


[GRAPHIC OMITTED]
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 5/31/03

Bonds ........................................... 91.3%
Equities ........................................  6.1%
Short-Term Investments and
Other Net Assets ................................  2.6%


We are pleased to bring you Franklin's AGE High Income Fund's annual report for the fiscal year ended May 31, 2003. During the 12 months under review, financial market returns were mixed and conditions remained volatile. Fixed income markets generally posted solid performance as interest rates sank to multi-decade lows. Conversely, major equity indexes remained more than 30% below their 2000 peaks.

Despite high yield corporate bonds' hybrid nature as one of the most equity-like in the fixed income sector, the high yield bond market strengthened in the face of stock market declines during the year under review. According to the CSFB High Yield Index, although the high yield market posted negative returns during the first half of the reporting period and reached a bottom in October, it then rallied sharply through the end of May. High yield corporate spreads, or differences over Treasury bonds, which measure investors' appetite for speculative corporate credit risk, reflected this trend during the period. While the benchmark 10-year U.S. Treasury

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.

                                                               Annual Report | 3
yield dropped from 5.08% to 3.37% over the past 12 months, high yield spreads over Treasuries began the period at 7.4%, widened to a near-record high of 10.8% in October, only to tighten back to 7.4% by May 31, 2003.1

Within this environment, Franklin's AGE High Income Fund - Class A posted a +10.67% cumulative total return for the 12 months ended May 31, 2003, as shown in the Performance Summary beginning on page 7. In comparison, the Fund's benchmark CSFB High Yield Index returned 13.25% for the year ended May 31, 2003.1 Although the Fund underperformed the benchmark index, it outperformed its peers, as measured by the 8.61% return of the Lipper High Current Yield Average, which comprised 385 high yield bond funds on May 31, 2003.2 The Fund also outpaced the Standard & Poor's 500 Composite Index's (S&P 500's) -8.07% return for the same time.3

Positive supply and demand market forces aided the high yield market's rally. On the demand side, investors poured money into high yield mutual funds at a healthy pace. Based on data from research firm AMG, high yield mutual funds attracted inflows of more than $16 billion during the first five months of 2003 compared with $12 billion for the entire calendar year 2002. On the supply side, new high yield corporate bond issuance remained relatively light throughout most of the 12-month period, but the pace began to accelerate in May. Part of the high yield rally also coincided with an equity market valuation recovery.

SECTOR/INDUSTRY DISCUSSIONS

WIRELESS - COMMUNICATIONS

According to industry trade group Cellular Telecommunications and Internet Association, wireless communication service providers reported continuing subscriber and revenue growth during the period under review. Additionally, average monthly revenue per customer rose in 2002 due to significant usage growth and despite providers offering new, discounted rate plans. Wireless communications ranked among the high yield market's strongest performers over the past 12 months, according to the CSFB High Yield Index. At period-end, we held a relatively high exposure to the wireless communications industry compared with the index. Our holdings in Nextel Communications, AT&T Wireless Group and Crown Castle International bonds rose in value during the period.

TOP 10 HOLDINGS
5/31/03

------------------------------------------
  COMPANY                  % OF TOTAL
  SECTOR/INDUSTRY          NET ASSETS
--------------------------------------------
  Triton PCS Inc.                  1.8%
   COMMUNICATIONS
--------------------------------------------
  AES Corp.                        1.6%
   UTILITIES
--------------------------------------------
  Nextel Communications Inc.       1.6%
   COMMUNICATIONS
--------------------------------------------
  Allied Waste North America Inc.  1.3%
   INDUSTRIAL SERVICES
--------------------------------------------
  Dynegy Inc.                      1.3%
   UTILITIES
--------------------------------------------
  EchoStar DBS Corp.               1.2%
   CONSUMER SERVICES
--------------------------------------------
  Charter Communications
    Holdings LLC                   1.2%
   CONSUMER SERVICES
--------------------------------------------
  Station Casinos Inc.             1.2%
   CONSUMER SERVICES
--------------------------------------------
  DIRECTV Holdings/Finance         1.2%
   CONSUMER SERVICES
--------------------------------------------
  Willis Corroon Corp.             1.2%
   FINANCE
--------------------------------------------

1. Source: Credit Suisse First Boston (CSFB). The CSFB High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.

2. Source: Lipper Inc. Lipper calculations do not include sales charges. The Fund's performance relative to the average may have differed if such charges had been considered. Past performance does not guarantee future results.

3. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

4 |Annual Report

DIVIDEND DISTRIBUTIONS
6/1/02-5/31/03

--------------------------------------------------------------------------------
                                        DIVIDEND PER SHARE
               -----------------------------------------------------------------
   MONTH            CLASS A      CLASS B     CLASS C     CLASS R   ADVISOR CLASS
--------------------------------------------------------------------------------
   June            1.50 cents  1.42 cents  1.42 cents   1.44 cents   1.53 cents
--------------------------------------------------------------------------------
   July            1.50 cents  1.42 cents  1.42 cents   1.44 cents   1.52 cents
--------------------------------------------------------------------------------
   August          1.50 cents  1.42 cents  1.42 cents   1.44 cents   1.52 cents
--------------------------------------------------------------------------------
   September       1.50 cents  1.45 cents  1.45 cents   1.46 cents   1.52 cents
--------------------------------------------------------------------------------
   October         1.50 cents  1.45 cents  1.45 cents   1.46 cents   1.52 cents
--------------------------------------------------------------------------------
   November        1.50 cents  1.45 cents  1.45 cents   1.46 cents   1.52 cents
--------------------------------------------------------------------------------
   December        1.30 cents  1.23 cents  1.23 cents   1.25 cents   1.32 cents
--------------------------------------------------------------------------------
   January         1.30 cents  1.23 cents  1.23 cents   1.25 cents   1.32 cents
--------------------------------------------------------------------------------
   February        1.30 cents  1.23 cents  1.23 cents   1.25 cents   1.32 cents
--------------------------------------------------------------------------------
   March           1.10 cents  1.02 cents  1.02 cents   1.04 cents   1.12 cents
--------------------------------------------------------------------------------
   April           1.10 cents  1.02 cents  1.02 cents   1.04 cents   1.12 cents
--------------------------------------------------------------------------------
   May             1.10 cents  1.02 cents  1.02 cents   1.04 cents   1.12 cents
--------------------------------------------------------------------------------
   TOTAL          16.20 cents 15.36 cents 15.36 cents  15.57 cents  16.45 cents
--------------------------------------------------------------------------------

WHAT IS A MERCHANT POWER PRODUCER?
A merchant power producer manufactures power as a commodity, so its income stream depends on the market price. In contrast, traditional power producers generally rely on predetermined rates of return, usually set by a regulatory body, to generate income.

PAY TELEVISION - CONSUMER SERVICES

During the year under review, the pay television industry's overall performance reflected the high yield market's broader trends but with higher volatility due to the performance of cable television bonds. Adelphia Communications' bankruptcy earlier in 2002 raised fears that other cable providers might also be vulnerable and led to most domestic cable operators' bonds trading lower during the first half of the Fund's fiscal year. Beginning in October, however, valuations reached a bottom as investors appeared more confident that growth in new services -- digital cable and high-speed Internet access -- would allow cable companies to meet their financial requirements. By period-end, the Fund's holdings in CSC Holdings and Charter Communications increased from their October lows. Additionally, the Fund initiated a position in digital broadcast service provider DIRECTV, whose bonds strengthened after investment grade-rated media company News Corp. announced it reached an agreement to acquire a large stake in DIRECTV's parent company, Hughes Electronics.

UTILITIES

In contrast to its usual classification as a defensive sector with stable cash flows, utilities experienced significant volatility during the reporting period. Following utility deregulation enacted by many states in the mid-1990s, several utility businesses shed their traditional regulated businesses and attempted to become merchant power producers and energy traders. Moreover, acquisitions and other ambitious growth plans stretched many utility companies' balance sheets with substantial amounts of debt. Bond prices generally fell during the Fund's fiscal year as

                                                                Annual Report| 5
investors feared utilities would default. We selectively added utility sector holdings during the sell-off, buying most bonds at discounts to par value. After many companies refinanced their maturing debt, bond prices recovered. Fund holdings AES, Dynegy and CMS Energy appreciated during the period.

HEALTH SERVICES

The health care sector faced a number of challenges during the 12 months ended May 31, 2003. Consequently, the sector underperformed the overall high yield market, according to the CSFB High Yield Index. The Fund's overweighted position in health services negatively impacted relative performance. During the period under review, we initiated positions in HealthSouth and Tenet Healthcare, which traded at significant discounts to par value due to fears that Medicare reimbursement rates would decline. While Tenet bonds mostly recovered, HealthSouth's securities fell after disclosure of HealthSouth senior management's fraudulent activities. On the positive side, our Fresenius Medical Care and Iasis Healthcare holdings experienced price appreciation during the period.

ELECTRONIC TECHNOLOGY

The technology sector also ranked among the strongest performing industries during the reporting period, according to the CSFB High Yield Index. Bond valuations improved from late 2002's depressed levels due to moderately improving economic conditions. Technology companies also reduced inventory levels and preserved cash. The Fund benefited from relatively high exposure to the sector. ON Semiconductor contributed to Fund performance during the period.

We thank you for your participation in Franklin's AGE High Income Fund and look forward to serving your future investment needs.

[GRAPHIC OMITTED]
PICTURE OF CHRISTOPHER J. MOLUMPHY

/S/ Christopher J. Molumphy
Christopher J. Molumphy, CFA
Senior Portfolio Manager
Franklin's AGE High Income Fund


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 |Annual Report

Performance Summary as of 5/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                      CHANGE      5/31/03     5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        +$0.01        $1.88       $1.87
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.1620
--------------------------------------------------------------------------------
  CLASS B                                      CHANGE      5/31/03     5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        +$0.01        $1.88       $1.87
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.1536
--------------------------------------------------------------------------------
  CLASS C                                      CHANGE      5/31/03     5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        +$0.01        $1.89       $1.88
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.1536
--------------------------------------------------------------------------------
  CLASS R                                      CHANGE      5/31/03     5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        +$0.01        $1.89       $1.88
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.1557
--------------------------------------------------------------------------------
  ADVISOR CLASS                                CHANGE      5/31/03     5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                        +$0.00        $1.88       $1.88
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                   $0.1645
--------------------------------------------------------------------------------

         Annual Report | Past performance does not guarantee future results. | 7

PERFORMANCE

-----------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +10.67%            +5.43%          +79.02%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +6.13%            +0.20%           +5.55%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,613           $10,103          $17,169
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +17.84%            +0.84%           +5.64%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.73%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           7.14%
-----------------------------------------------------------------------------------------------------
  CLASS B                                                1-YEAR          3-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +10.13%           +10.17%           +5.46%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +6.13%            +2.51%           +0.91%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,613           $10,772          $10,410
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +18.09%            +2.53%           +1.51%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.51%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.93%
-----------------------------------------------------------------------------------------------------
  CLASS C                                                1-YEAR          5-YEAR   INCEPTION (5/16/95)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +10.07%            +3.13%          +44.30%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                          +7.92%            +0.42%           +4.53%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $10,792           $10,210          $14,275
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +20.19%            +1.06%           +4.89%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.41%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           6.87%
-----------------------------------------------------------------------------------------------------
  CLASS R                                                                1-YEAR    INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                               +10.21%          +11.88%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                            +9.21%           +7.63%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                           $10,921          $11,090
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                                      +21.74%           +9.54%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                   6.60%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           7.13%
-----------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                        1-YEAR            5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                             +10.23%            +6.11%          +81.09%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                         +10.23%            +1.19%           +6.12%
-----------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                         $11,023           $10,611          $18,109
-----------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (6/30/03) 4                    +23.48%            +1.84%           +6.23%
-----------------------------------------------------------------------------------------------------
     Distribution Rate 5                   7.15%
-----------------------------------------------------------------------------------------------------
     30-Day Standardized Yield 6           7.61%
-----------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

8 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested interest. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (6/1/93-5/31/03)
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

               Franklin's AGE High Income Fund         CSFB High Yield Index 8
6/1/93                                  $9,590                         $10,000
6/30/93                                 $9,803                         $10,181
7/31/93                                 $9,914                         $10,287
8/31/93                                 $9,956                         $10,374
9/30/93                                 $9,998                         $10,433
10/31/93                               $10,289                         $10,624
11/30/93                               $10,332                         $10,758
12/31/93                               $10,494                         $10,894
1/31/94                                $10,719                         $11,088
2/28/94                                $10,616                         $11,104
3/31/94                                $10,145                         $10,778
4/30/94                                $10,078                         $10,633
5/31/94                                $10,123                         $10,694
6/30/94                                $10,131                         $10,622
7/31/94                                $10,177                         $10,672
8/31/94                                $10,261                         $10,749
9/30/94                                $10,308                         $10,792
10/31/94                               $10,355                         $10,800
11/30/94                               $10,244                         $10,674
12/31/94                               $10,332                         $10,788
1/31/95                                $10,420                         $10,901
2/28/95                                $10,832                         $11,169
3/31/95                                $10,922                         $11,295
4/30/95                                $11,217                         $11,546
5/31/95                                $11,474                         $11,872
6/30/95                                $11,566                         $11,950
7/31/95                                $11,785                         $12,135
8/31/95                                $11,836                         $12,169
9/30/95                                $11,930                         $12,309
10/31/95                               $12,025                         $12,446
11/30/95                               $12,077                         $12,504
12/31/95                               $12,261                         $12,663
1/31/96                                $12,490                         $12,904
2/29/96                                $12,588                         $12,972
3/31/96                                $12,508                         $12,937
4/30/96                                $12,562                         $13,007
5/31/96                                $12,707                         $13,112
6/30/96                                $12,717                         $13,141
7/31/96                                $12,819                         $13,259
8/31/96                                $13,061                         $13,404
9/30/96                                $13,352                         $13,634
10/31/96                               $13,456                         $13,749
11/30/96                               $13,752                         $13,963
12/31/96                               $14,002                         $14,236
1/31/97                                $14,109                         $14,340
2/28/97                                $14,363                         $14,609
3/31/97                                $14,029                         $14,446
4/30/97                                $14,188                         $14,574
5/31/97                                $14,498                         $14,867
6/30/97                                $14,759                         $15,069
7/31/97                                $15,175                         $15,389
8/31/97                                $15,186                         $15,472
9/30/97                                $15,454                         $15,778
10/31/97                               $15,360                         $15,777
11/30/97                               $15,579                         $15,889
12/31/97                               $15,695                         $16,033
1/31/98                                $15,865                         $16,306
2/28/98                                $16,036                         $16,433
3/31/98                                $16,208                         $16,515
4/30/98                                $16,273                         $16,639
5/31/98                                $16,284                         $16,689
6/30/98                                $16,295                         $16,724
7/31/98                                $16,417                         $16,841
8/31/98                                $15,199                         $15,698
9/30/98                                $15,267                         $15,696
10/31/98                               $14,995                         $15,384
11/30/98                               $15,980                         $16,164
12/31/98                               $15,933                         $16,126
1/31/99                                $16,177                         $16,278
2/28/99                                $16,013                         $16,244
3/31/99                                $16,202                         $16,392
4/30/99                                $16,512                         $16,754
5/31/99                                $16,163                         $16,573
6/30/99                                $16,175                         $16,581
7/31/99                                $16,188                         $16,589
8/31/99                                $15,892                         $16,442
9/30/99                                $15,718                         $16,315
10/31/99                               $15,669                         $16,235
11/30/99                               $15,997                         $16,456
12/31/99                               $16,010                         $16,655
1/31/00                                $15,831                         $16,589
2/29/00                                $15,910                         $16,691
3/31/00                                $15,594                         $16,441
4/30/00                                $15,608                         $16,416
5/31/00                                $15,354                         $16,154
6/30/00                                $15,772                         $16,516
7/31/00                                $15,853                         $16,671
8/31/00                                $16,004                         $16,783
9/30/00                                $15,740                         $16,628
10/31/00                               $15,251                         $16,111
11/30/00                               $14,545                         $15,476
12/31/00                               $14,831                         $15,787
1/31/01                                $15,838                         $16,733
2/28/01                                $15,982                         $16,902
3/31/01                                $15,542                         $16,566
4/30/01                                $15,321                         $16,393
5/31/01                                $15,619                         $16,721
6/30/01                                $15,167                         $16,462
7/31/01                                $15,372                         $16,638
8/31/01                                $15,578                         $16,871
9/30/01                                $14,394                         $15,807
10/31/01                               $14,840                         $16,167
11/30/01                               $15,367                         $16,689
12/31/01                               $15,264                         $16,699
1/31/02                                $15,399                         $16,854
2/28/02                                $15,132                         $16,735
3/31/02                                $15,515                         $17,118
4/30/02                                $15,721                         $17,390
5/31/02                                $15,513                         $17,329
6/30/02                                $14,384                         $16,724
7/31/02                                $13,836                         $16,246
8/31/02                                $13,963                         $16,457
9/30/02                                $13,749                         $16,255
10/31/02                               $13,619                         $16,156
11/30/02                               $14,626                         $17,010
12/31/02                               $14,739                         $17,218
1/31/03                                $15,122                         $17,686
2/28/03                                $15,238                         $17,948
3/31/03                                $15,788                         $18,408
4/30/03                                $16,886                         $19,346
5/31/03                                $17,169                         $19,627

CLASS B (1/1/93-5/31/03)
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

     Franklin's AGE High Income Fund                 CSFB High Yield Index
1/1/99                       $10,000                               $10,000
1/31/99                      $10,153                               $10,094
2/28/99                      $10,046                               $10,073
3/31/99                      $10,123                               $10,164
4/30/99                      $10,351                               $10,389
5/31/99                      $10,129                               $10,277
6/30/99                      $10,133                               $10,282
7/31/99                      $10,098                               $10,287
8/31/99                       $9,947                               $10,196
9/30/99                       $9,834                               $10,117
10/31/99                      $9,759                               $10,068
11/30/99                      $9,959                               $10,204
12/31/99                     $10,003                               $10,328
1/31/00                       $9,887                               $10,287
2/29/00                       $9,932                               $10,350
3/31/00                       $9,691                               $10,195
4/30/00                       $9,736                               $10,180
5/31/00                       $9,573                               $10,017
6/30/00                       $9,829                               $10,241
7/31/00                       $9,876                               $10,338
8/31/00                       $9,965                               $10,407
9/30/00                       $9,797                               $10,311
10/31/00                      $9,445                                $9,990
11/30/00                      $9,002                                $9,597
12/31/00                      $9,175                                $9,790
1/31/01                       $9,841                               $10,376
2/28/01                       $9,927                               $10,481
3/31/01                       $9,650                               $10,272
4/30/01                       $9,463                               $10,166
5/31/01                       $9,643                               $10,369
6/30/01                       $9,405                               $10,208
7/31/01                       $9,529                               $10,317
8/31/01                       $9,606                               $10,462
9/30/01                       $8,916                                $9,802
10/31/01                      $9,187                               $10,025
11/30/01                      $9,509                               $10,349
12/31/01                      $9,441                               $10,355
1/31/02                       $9,521                               $10,451
2/28/02                       $9,352                               $10,377
3/31/02                       $9,585                               $10,615
4/30/02                       $9,708                               $10,784
5/31/02                       $9,576                               $10,746
6/30/02                       $8,875                               $10,371
7/31/02                       $8,533                               $10,074
8/31/02                       $8,555                               $10,205
9/30/02                       $8,473                               $10,080
10/31/02                      $8,390                               $10,018
11/30/02                      $9,007                               $10,548
12/31/02                      $9,019                               $10,677
1/31/03                       $9,305                               $10,967
2/28/03                       $9,373                               $11,130
3/31/03                       $9,706                               $11,415
4/30/03                      $10,321                               $11,997
5/31/03                      $10,410                               $12,171

         Annual Report | Past performance does not guarantee future results. | 9

CLASS C (5/16/95-5/31/03)
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

     Franklin's AGE High Income Fund                 CSFB High Yield Index
5/16/95                       $9,892                               $10,000
5/31/95                       $9,928                               $10,136
6/30/95                      $10,004                               $10,203
7/31/95                      $10,186                               $10,362
8/31/95                      $10,223                               $10,391
9/30/95                      $10,297                               $10,510
10/31/95                     $10,373                               $10,627
11/30/95                     $10,412                               $10,677
12/31/95                     $10,565                               $10,812
1/31/96                      $10,756                               $11,018
2/29/96                      $10,835                               $11,076
3/31/96                      $10,760                               $11,046
4/30/96                      $10,840                               $11,106
5/31/96                      $10,927                               $11,196
6/30/96                      $10,930                               $11,220
7/31/96                      $11,052                               $11,321
8/31/96                      $11,215                               $11,445
9/30/96                      $11,500                               $11,642
10/31/96                     $11,584                               $11,739
11/30/96                     $11,792                               $11,923
12/31/96                     $12,001                               $12,155
1/31/97                      $12,087                               $12,244
2/28/97                      $12,340                               $12,474
3/31/97                      $12,006                               $12,334
4/30/97                      $12,136                               $12,444
5/31/97                      $12,393                               $12,694
6/30/97                      $12,611                               $12,867
7/31/97                      $12,960                               $13,140
8/31/97                      $13,007                               $13,210
9/30/97                      $13,230                               $13,472
10/31/97                     $13,144                               $13,471
11/30/97                     $13,281                               $13,566
12/31/97                     $13,419                               $13,690
1/31/98                      $13,511                               $13,923
2/28/98                      $13,650                               $14,031
3/31/98                      $13,836                               $14,101
4/30/98                      $13,839                               $14,207
5/31/98                      $13,842                               $14,250
6/30/98                      $13,844                               $14,280
7/31/98                      $13,989                               $14,380
8/31/98                      $12,902                               $13,403
9/30/98                      $13,001                               $13,402
10/31/98                     $12,765                               $13,135
11/30/98                     $13,594                               $13,801
12/31/98                     $13,549                               $13,769
1/31/99                      $13,750                               $13,899
2/28/99                      $13,605                               $13,870
3/31/99                      $13,708                               $13,996
4/30/99                      $14,014                               $14,305
5/31/99                      $13,713                               $14,151
6/30/99                      $13,718                               $14,158
7/31/99                      $13,671                               $14,165
8/31/99                      $13,467                               $14,039
9/30/99                      $13,315                               $13,931
10/31/99                     $13,215                               $13,862
11/30/99                     $13,486                               $14,051
12/31/99                     $13,545                               $14,221
1/31/00                      $13,388                               $14,164
2/29/00                      $13,449                               $14,252
3/31/00                      $13,123                               $14,038
4/30/00                      $13,184                               $14,017
5/31/00                      $12,964                               $13,793
6/30/00                      $13,310                               $14,102
7/31/00                      $13,372                               $14,234
8/31/00                      $13,493                               $14,330
9/30/00                      $13,268                               $14,198
10/31/00                     $12,793                               $13,756
11/30/00                     $12,196                               $13,214
12/31/00                     $12,430                               $13,480
1/31/01                      $13,328                               $14,287
2/28/01                      $13,444                               $14,432
3/31/01                      $13,070                               $14,144
4/30/01                      $12,817                               $13,997
5/31/01                      $13,061                               $14,277
6/30/01                      $12,740                               $14,056
7/31/01                      $12,906                               $14,206
8/31/01                      $13,009                               $14,405
9/30/01                      $12,079                               $13,496
10/31/01                     $12,445                               $13,804
11/30/01                     $12,879                               $14,250
12/31/01                     $12,787                               $14,258
1/31/02                      $12,895                               $14,391
2/28/02                      $12,667                               $14,289
3/31/02                      $12,981                               $14,616
4/30/02                      $13,147                               $14,848
5/31/02                      $12,969                               $14,796
6/30/02                      $12,025                               $14,280
7/31/02                      $11,564                               $13,872
8/31/02                      $11,593                               $14,052
9/30/02                      $11,482                               $13,879
10/31/02                     $11,299                               $13,794
11/30/02                     $12,203                               $14,524
12/31/02                     $12,219                               $14,701
1/31/03                      $12,604                               $15,101
2/28/03                      $12,695                               $15,325
3/31/03                      $13,144                               $15,717
4/30/03                      $14,047                               $16,519
5/31/03                      $14,275                               $16,758

AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS C                     5/31/03
---------------------------------------
  1-Year                       +7.92%
---------------------------------------
  5-Year                       +0.42%
---------------------------------------
  Since Inception (5/16/95)    +4.53%
---------------------------------------

CLASS R (1/1/02-5/31/03)
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

     Franklin's AGE High Income Fund                 CSFB High Yield Index
1/1/02                       $10,000                               $10,000
1/31/02                      $10,088                               $10,093
2/28/02                       $9,910                               $10,021
3/31/02                      $10,212                               $10,251
4/30/02                      $10,344                               $10,414
5/31/02                      $10,205                               $10,377
6/30/02                       $9,463                               $10,015
7/31/02                       $9,101                                $9,729
8/31/02                       $9,126                                $9,855
9/30/02                       $9,039                                $9,734
10/31/02                      $8,895                                $9,675
11/30/02                      $9,607                               $10,186
12/31/02                      $9,621                               $10,311
1/31/03                       $9,925                               $10,591
2/28/03                       $9,998                               $10,748
3/31/03                      $10,353                               $11,023
4/30/03                      $11,066                               $11,585
5/31/03                      $11,090                               $11,753

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
  CLASS R                     5/31/03
----------------------------------------
  1-Year                       +9.21%
----------------------------------------
  Since Inception (1/1/02)     +7.63%
----------------------------------------

----------------------------------------
10 | Past performance does not guarantee future results.| Annual Report

ADVISOR CLASS (6/1/93-5/31/03)
[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

       Franklin's AGE High Income Fund               CSFB High Yield Index
6/1/93                         $10,000                             $10,000
6/30/93                        $10,222                             $10,181
7/31/93                        $10,338                             $10,287
8/31/93                        $10,381                             $10,374
9/30/93                        $10,425                             $10,433
10/31/93                       $10,728                             $10,624
11/30/93                       $10,773                             $10,758
12/31/93                       $10,942                             $10,894
1/31/94                        $11,177                             $11,088
2/28/94                        $11,069                             $11,104
3/31/94                        $10,578                             $10,778
4/30/94                        $10,509                             $10,633
5/31/94                        $10,556                             $10,694
6/30/94                        $10,564                             $10,622
7/31/94                        $10,612                             $10,672
8/31/94                        $10,700                             $10,749
9/30/94                        $10,748                             $10,792
10/31/94                       $10,797                             $10,800
11/30/94                       $10,682                             $10,674
12/31/94                       $10,773                             $10,788
1/31/95                        $10,865                             $10,901
2/28/95                        $11,294                             $11,169
3/31/95                        $11,388                             $11,295
4/30/95                        $11,696                             $11,546
5/31/95                        $11,964                             $11,872
6/30/95                        $12,060                             $11,950
7/31/95                        $12,288                             $12,135
8/31/95                        $12,342                             $12,169
9/30/95                        $12,440                             $12,309
10/31/95                       $12,538                             $12,446
11/30/95                       $12,593                             $12,504
12/31/95                       $12,784                             $12,663
1/31/96                        $13,024                             $12,904
2/29/96                        $13,126                             $12,972
3/31/96                        $13,042                             $12,937
4/30/96                        $13,098                             $13,007
5/31/96                        $13,250                             $13,112
6/30/96                        $13,260                             $13,141
7/31/96                        $13,366                             $13,259
8/31/96                        $13,619                             $13,404
9/30/96                        $13,922                             $13,634
10/31/96                       $14,031                             $13,749
11/30/96                       $14,340                             $13,963
12/31/96                       $14,600                             $14,236
1/31/97                        $14,712                             $14,340
2/28/97                        $14,978                             $14,609
3/31/97                        $14,631                             $14,446
4/30/97                        $14,798                             $14,574
5/31/97                        $15,123                             $14,867
6/30/97                        $15,398                             $15,069
7/31/97                        $15,833                             $15,389
8/31/97                        $15,846                             $15,472
9/30/97                        $16,127                             $15,778
10/31/97                       $16,085                             $15,777
11/30/97                       $16,261                             $15,889
12/31/97                       $16,383                             $16,033
1/31/98                        $16,562                             $16,306
2/28/98                        $16,742                             $16,433
3/31/98                        $16,924                             $16,515
4/30/98                        $16,994                             $16,639
5/31/98                        $17,007                             $16,689
6/30/98                        $17,021                             $16,724
7/31/98                        $17,150                             $16,841
8/31/98                        $15,879                             $15,698
9/30/98                        $15,953                             $15,696
10/31/98                       $15,670                             $15,384
11/30/98                       $16,701                             $16,164
12/31/98                       $16,654                             $16,126
1/31/99                        $16,911                             $16,278
2/28/99                        $16,802                             $16,244
3/31/99                        $16,940                             $16,392
4/30/99                        $17,266                             $16,754
5/31/99                        $16,903                             $16,573
6/30/99                        $16,918                             $16,581
7/31/99                        $16,932                             $16,589
8/31/99                        $16,625                             $16,442
9/30/99                        $16,444                             $16,315
10/31/99                       $16,394                             $16,235
11/30/99                       $16,740                             $16,456
12/31/99                       $16,756                             $16,655
1/31/00                        $16,570                             $16,589
2/29/00                        $16,721                             $16,691
3/31/00                        $16,325                             $16,441
4/30/00                        $16,341                             $16,416
5/31/00                        $16,077                             $16,154
6/30/00                        $16,516                             $16,516
7/31/00                        $16,604                             $16,671
8/31/00                        $16,764                             $16,783
9/30/00                        $16,490                             $16,628
10/31/00                       $15,979                             $16,111
11/30/00                       $15,242                             $15,476
12/31/00                       $15,543                             $15,787
1/31/01                        $16,600                             $16,733
2/28/01                        $16,829                             $16,902
3/31/01                        $16,293                             $16,566
4/30/01                        $16,062                             $16,393
5/31/01                        $16,376                             $16,721
6/30/01                        $15,904                             $16,462
7/31/01                        $16,121                             $16,638
8/31/01                        $16,339                             $16,871
9/30/01                        $15,181                             $15,807
10/31/01                       $15,650                             $16,167
11/30/01                       $16,123                             $16,689
12/31/01                       $16,016                             $16,699
1/31/02                        $16,159                             $16,854
2/28/02                        $15,880                             $16,735
3/31/02                        $16,370                             $17,118
4/30/02                        $16,588                             $17,390
5/31/02                        $16,372                             $17,329
6/30/02                        $15,102                             $16,724
7/31/02                        $14,527                             $16,246
8/31/02                        $14,663                             $16,457
9/30/02                        $14,439                             $16,255
10/31/02                       $14,303                             $16,156
11/30/02                       $15,455                             $17,010
12/31/02                       $15,484                             $17,218
1/31/03                        $15,888                             $17,686
2/28/03                        $16,106                             $17,948
3/31/03                        $16,591                             $18,408
4/30/03                        $17,747                             $19,346
5/31/03                        $18,109                             $19,627

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------
  ADVISOR CLASS 7              5/31/03
------------------------------------------
  1-Year                      +10.23%
------------------------------------------
  5-Year                       +1.19%
------------------------------------------
  10-Year                      +6.12%
------------------------------------------

ENDNOTES

INTEREST RATE MOVEMENTS MAY AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S INVESTMENTS IN FOREIGN COMPANIES, CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's May dividend and the maximum offering price (NAV for Classes B, R and Advisor) per share on 5/31/03.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/03.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.03% and +3.41%.

8. Source: Standard & Poor's Micropal. The Credit Suisse First Boston (CSFB) High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market.

        Annual Report | Past performance does not guarantee future results. | 11

Franklin High Income Trust

FINANCIAL HIGHLIGHTS

AGE HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED MAY 31,
------------------------------------------------------------------------------------------------------------------------------
CLASS A                                                         2003          2002          2001          2000          1999

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................     $1.87         $2.09         $2.30         $2.69         $2.98
                                                            ------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..................................       .16           .20           .23           .26           .26

 Net realized and unrealized gains (losses) ...............       .01          (.22)         (.19)         (.39)         (.29)
                                                            ------------------------------------------------------------------

Total from investment operations ..........................       .17          (.02)          .04          (.13)         (.03)
                                                            ------------------------------------------------------------------

Less distributions from net investment income .............      (.16)         (.20)         (.25)         (.26)         (.26)
                                                            ------------------------------------------------------------------

Net asset value, end of year ..............................     $1.88         $1.87         $2.09         $2.30         $2.69
                                                            ==================================================================



Total return b ............................................     10.67%         (.68)%        1.73%        (5.01)%        (.74)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ........................... $2,077,768    $2,024,885    $2,222,713    $2,442,432    $3,108,809

Ratios to average net assets:

 Expenses .................................................       .76%          .75%          .76%          .74%          .72%

 Net investment income ....................................      9.72%        10.27%        10.30%        10.28%         9.40%

Portfolio turnover rate ...................................     36.52%        18.56%        21.37%        18.79%        27.55%


aBased on average shares outstanding effective year ended May 31, 2000. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

12 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

------------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED MAY 31,
------------------------------------------------------------------------------------------------------------------------------
CLASS B                                                                 2003         2002        2001        2000       1999 C

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................             $1.87       $2.08       $2.30       $2.68       $2.76
                                                            ------------------------------------------------------------------

Income from investment operations:

 Net investment income a ..................................               .16         .19         .21         .24         .11

 Net realized and unrealized gains (losses) ...............                --        (.21)       (.19)       (.37)       (.08)
                                                            ------------------------------------------------------------------

Total from investment operations ..........................               .16        (.02)        .02        (.13)        .03
                                                            ------------------------------------------------------------------

Less distributions from net investment income .............              (.15)       (.19)       (.24)       (.25)       (.11)
                                                            ------------------------------------------------------------------

Net asset value, end of year ..............................             $1.88       $1.87       $2.08       $2.30       $2.68
                                                            ==================================================================



Total return b ............................................             10.13%       (.70)%       .73%      (5.49)%      1.29%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................           $182,494    $153,639    $119,496     $69,565     $26,095

Ratios to average net assets:

 Expenses .................................................              1.27%       1.26%       1.27%       1.25%       1.24% d

 Net investment income ....................................              9.21%       9.75%       9.79%       9.85%       8.41% d

Portfolio turnover rate ...................................             36.52%      18.56%      21.37%      18.79%      27.55%

aBased on average shares outstanding effective year ended May 31, 2000. bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to May 31, 1999.
dAnnualized

Annual Report | 13

Franklin High Income Trust

AGE HIGH INCOME FUND

-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED MAY 31,
-----------------------------------------------------------------------------------------------------------------------
CLASS C                                                           2003       2002        2001         2000        1999

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........................      $1.88       $2.09       $2.31       $2.69       $2.98
                                                            -----------------------------------------------------------

Income from investment operations:

 Net investment income a ..................................        .16         .19         .22         .25         .25

 Net realized and unrealized gains (losses) ...............         --        (.21)       (.20)       (.38)       (.29)
                                                            -----------------------------------------------------------

Total from investment operations ..........................        .16        (.02)        .02        (.13)       (.04)
                                                            -----------------------------------------------------------

Less distributions from net investment income .............       (.15)       (.19)       (.24)       (.25)       (.25)
                                                            -----------------------------------------------------------

Net asset value, end of year ..............................      $1.89       $1.88       $2.09       $2.31       $2.69
                                                            ===========================================================



Total return b ............................................      10.07%       (.71)%       .75%      (5.46)%      (.93)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................    $421,795    $383,584    $172,959    $367,151    $487,196

Ratios to average net assets:

 Expenses .................................................       1.27%       1.25%       1.27%       1.25%       1.24%

 Net investment income ....................................       9.21%       9.76%       9.79%       9.76%       8.89%

Portfolio turnover rate ...................................      36.52%      18.56%      21.37%      18.79%      27.55%

aBased on average shares outstanding effective year ended May 31, 2000. bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

14 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND
--------------------------------------------------------------------------------
                                                       YEAR ENDED MAY 31,
--------------------------------------------------------------------------------
CLASS R                                                  2003        2002 C

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................    $1.88       $1.93
                                                      --------------------------

Income from investment operations:

 Net investment income a ............................      .16         .08

 Net realized and unrealized gains (losses) .........      .01        (.05)
                                                      --------------------------

Total from investment operations ....................      .17         .03
                                                      --------------------------

Less distributions from net investment income .......     (.16)       (.08)
                                                      --------------------------

Net asset value, end of year ........................    $1.89       $1.88
                                                      ==========================



Total return b ......................................    10.21%       1.52%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................    $2,574        $713

Ratios to average net assets:

 Expenses ...........................................     1.12%       1.11% d

 Net investment income ..............................     9.36%       9.73% d

Portfolio turnover rate .............................    36.52%      18.56%

aBased on average shares outstanding.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 2002 (effective date) to May 31, 2002.
dAnnualized

                                                              Annual Report | 15

Franklin High Income Trust

AGE HIGH INCOME FUND

-------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED MAY 31,
-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                                    2003         2002        2001        2000        1999

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................     $1.88       $2.09       $2.30       $2.69       $2.98
                                                              -----------------------------------------------------------

Income from investment operations:

 Net investment income a ...................................       .16         .21         .23         .26         .27

 Net realized and unrealized gains (losses) ................        --        (.21)       (.19)       (.38)       (.29)
                                                              -----------------------------------------------------------

Total from investment operations ...........................       .16          --         .04        (.12)       (.02)
                                                              -----------------------------------------------------------

Less distributions from net investment income ..............      (.16)       (.21)       (.25)       (.27)       (.27)
                                                              -----------------------------------------------------------

Net asset value, end of year ...............................     $1.88       $1.88       $2.09       $2.30       $2.69
                                                              ===========================================================



Total return b .............................................     10.23%       (.03)%      1.86%      (4.88)%      (.61)%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................    $28,045     $20,758     $22,041     $17,234     $39,354

Ratios to average net assets:

 Expenses ..................................................       .62%        .61%        .62%        .60%        .59%

 Net investment income .....................................      9.86%      10.42%      10.43%      10.29%       9.52%

Portfolio turnover rate ....................................     36.52%      18.56%      21.37%      18.79%      27.55%

aBased on average shares outstanding effective year ended May 31, 2000. bTotal return is not annualized for periods less than one year.

16 | See notes to financial statements. | Annual Report

Franklin High Income Trust

STATEMENT OF INVESTMENTS, MAY 31, 2003

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
  AGE HIGH INCOME FUND                                                  COUNTRY         RIGHTS/WARRANTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, RIGHTS AND WARRANTS 2.7%
-----------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS 1.7%
a   Arch Wireless Inc. ............................................    United States           12,772         $       70,629
a   Call-Net Enterprises Inc., B ..................................       Canada              254,140                590,876
a   ICG Communications Inc. .......................................    United States           81,436                325,744
a   ICG Communications Inc., wts., 6/5/07 .........................    United States           13,201                  4,950
a   ICO Global Communications Holdings Ltd. .......................    United States        2,105,368              1,979,046
a   ICO Global Communications Holdings Ltd., wts., 5/16/06 ........    United States          528,825                  5,283
a,b International Wireless Communications Holdings Inc. ...........    United States        1,760,530                 17,600
a   Loral Space & Communications Ltd., wts., 12/27/06 .............    United States          155,654                  7,783
a   Loral Space & Communications Ltd., wts., 1/15/07 ..............    United States           35,300                    353
a   Metrocall Holdings Inc. .......................................    United States           36,431              2,368,015
a   Nextel Communications Inc., A .................................    United States          128,674              1,928,823
a   NII Holdings Inc., B ..........................................    United States           74,573              2,683,882
a   NTL Inc. ......................................................   United Kingdom          287,943              7,846,447
a   Occidente Y Caribe Celular SA, wts., 144A, 3/15/04 ............      Colombia             152,660                  1,527
a   Poland Telecom Finance, wts., 144A, 12/01/07 ..................       Poland               30,000                     --
a   Spectrasite Inc. ..............................................    United States          584,974             28,897,716
                                                                                                              ----------------
                                                                                                                  46,728,674
                                                                                                              ----------------
    CONSUMER NON-DURABLES .2%
    R.J. Reynolds Tobacco Holdings Inc. ...........................    United States          170,000              5,795,300
                                                                                                              ----------------
    CONSUMER SERVICES
a   Jack in the Box Inc. ..........................................    United States           24,090                506,372
a,b Prandium Inc. .................................................    United States          524,377                319,870
                                                                                                              ----------------
                                                                                                                     826,242
                                                                                                              ----------------
    ENERGY MINERALS
a   Horizon Natural Resources Co. .................................    United States          533,333                    533
a   McMoRan Exploration Co. .......................................    United States           25,937                329,400
                                                                                                              ----------------
                                                                                                                     329,933
                                                                                                              ----------------
    GOVERNMENT BONDS .1%
    United Mexican States, rts., 6/30/03 ..........................       Mexico            3,000,000              1,320,000
                                                                                                              ----------------
    HEALTH SERVICES .2%
a   Kindred Healthcare Inc. .......................................    United States          246,736              4,850,830
a   Kindred Healthcare Inc., A, wts., 4/20/06 .....................    United States          134,263                510,199
a   Kindred Healthcare Inc., B, wts., 4/20/06 .....................    United States          335,658              1,053,966
                                                                                                              ----------------
                                                                                                                   6,414,995
                                                                                                              ----------------
    INDUSTRIAL SERVICES
a   Transocean Inc., wts., 144A, 5/01/09 ..........................    United States           11,750                908,275
                                                                                                              ----------------

                                                              Annual Report | 17

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/
  AGE HIGH INCOME FUND                                                  COUNTRY         RIGHTS/WARRANTS           VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, RIGHTS AND WARRANTS (CONT.)
    PROCESS INDUSTRIES .1%
    Walter Industries Inc. ........................................    United States          189,505        $     2,236,159
                                                                                                              ----------------
    PRODUCER MANUFACTURING .1%
a   Cambridge Industries Liquidating Trust Interest ...............    United States        4,853,892                 48,539
a   Goss Holdings Inc., B .........................................    United States          211,174                     --
a,b Harvard Industries Inc. .......................................    United States          793,966                  3,970
a,b VS Holdings ...................................................    United States        1,685,375              1,264,031
                                                                                                              ----------------
                                                                                                                   1,316,540
                                                                                                              ----------------
    RETAIL TRADE .1%
a   Penn Traffic Co. ..............................................    United States          389,598                136,359
a   Stage Stores Inc. .............................................    United States            3,989                 97,411
a   Stage Stores Inc., A, wts., 8/23/06 ...........................    United States           25,601                298,252
a   Stage Stores Inc., B, wts., 8/23/06 ...........................    United States           53,896                503,928
                                                                                                              ----------------
                                                                                                                   1,035,950
                                                                                                              ----------------
    TECHNOLOGY SERVICES .2%
a,b Anacomp Inc., A ...............................................    United States          366,600              6,094,725
                                                                                                              ----------------
    TOTAL COMMON STOCKS, RIGHTS AND WARRANTS (COST $292,698,282) ..                                               73,006,793
                                                                                                              ----------------
    PREFERRED STOCKS 1.8%
    COMMUNICATIONS
a   Metrocall Holdings Inc., 15.00%, pfd., A ......................    United States           31,406                328,193
a   NTL Europe Inc., 10.00%, pfd., A ..............................   United Kingdom              410                  1,312
                                                                                                              ----------------
                                                                                                                     329,505
                                                                                                              ----------------
    CONSUMER SERVICES .6%
    Sinclair Capital, 11.625%, pfd. ...............................    United States          147,000             15,324,750
                                                                                                              ----------------
    HEALTH SERVICES 1.2%
    Fresenius Medical Care Capital Trust II, 7.875%, pfd. .........       Germany          30,600,000             32,053,500
                                                                                                              ----------------
    PROCESS INDUSTRIES
c   Asia Pulp & Paper Co. Ltd., 12.00%, pfd. ......................      Indonesia         24,700,000                308,750
                                                                                                              ----------------
    TOTAL PREFERRED STOCKS (COST $70,062,685) .....................                                               48,016,505
                                                                                                              ----------------
    CONVERTIBLE PREFERRED STOCKS 1.6%
    CONSUMER DURABLES .9%
    Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .............    United States          550,000             24,623,500
                                                                                                              ----------------
    UTILITIES .7%
    CMS Energy Trust I, 7.75%, cvt. pfd. ..........................    United States          530,000             18,915,700
                                                                                                              ----------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $51,782,740) .........                                               43,539,200
                                                                                                              ----------------
    PARTNERSHIP UNIT (COST $348,937)
    PROCESS INDUSTRIES
a   Phosphate Resource Partners LP ................................    United States          415,000                705,500
                                                                                                              ----------------

18 | Annual Report

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS, RIGHTS AND WARRANTS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    COMMERCIAL SERVICES .4%
c   AmeriServe Food Distribution Inc., 8.875%, 10/15/06 ...........    United States   $   16,150,000        $         8,075
c   AmeriServe Food Distribution Inc., 10.125%, 7/15/07 ...........    United States       14,210,000                     --
    Iron Mountain Inc., senior sub. note, 8.25%, 7/01/11 ..........    United States        7,500,000              8,025,000
    Iron Mountain Inc., senior sub. note, 8.625%, 4/01/13 .........    United States        1,000,000              1,080,000
c   Key3Media Group Inc., senior sub. note, 11.25%, 6/15/11 .......    United States       20,000,000                250,000
                                                                                                              ----------------
                                                                                                                   9,363,075
                                                                                                              ----------------
    COMMUNICATIONS 11.3%
d   American Cellular Corp., senior sub. note, 9.50%, 10/15/09 ....    United States       28,400,000             10,792,000
c   Asia Global Crossing Ltd., 13.375%, 10/15/10 ..................       Bermuda          11,000,000              1,540,000
    AT&T Wireless Group, senior note, 7.875%, 3/01/11 .............    United States       27,000,000             32,078,268
    Crown Castle International Corp., senior disc. note, zero cpn.
      to 8/01/04, 11.25% thereafter, 8/01/11 ......................    United States       31,000,000             28,365,000
    Dobson/Sygnet Communications Co., senior note, 12.25%,
      12/15/08 ....................................................    United States       22,250,000             23,251,250
c   Iridium LLC/Capital Corp., 10.875%, 7/15/05 ...................       Bermuda          17,000,000              1,105,000
    Millicom International Cellular SA, 144A, 11.00%, 6/01/06 .....     Luxembourg         23,256,000             21,976,920
    Nextel Communications Inc., 9.50%, 2/01/11 ....................    United States        5,000,000              5,475,000
    Nextel Communications Inc., senior disc. note, 9.75%, 10/31/07     United States       35,500,000             36,653,750
    Nextel Partners Inc., senior disc. note, zero cpn. to 2/01/04,
      14.00%, thereafter, 2/01/09 .................................    United States       15,600,000             15,873,000
    Nextel Partners Inc., senior note, 11.00%, 3/15/10 ............    United States       12,600,000             13,608,000
c   Nextlink Communications Inc., 9.45%, 4/15/08 ..................    United States       20,250,000                126,563
c   Nextlink Communications Inc., senior note, 9.625%, 10/01/07 ...    United States       17,350,000                108,438
c   Nextlink Communications Inc., senior note, 9.00%, 3/15/08 .....    United States       18,150,000                113,437
c   Poland Telecom Finance BV, 14.00%, 12/01/07 ...................       Poland           30,000,000                  3,000
c   RSL Communications PLC, 10.125%, 3/01/08 ......................   United Kingdom       44,500,000                778,750
c   RSL Communications PLC, 12.00%, 11/01/08 ......................   United Kingdom        6,250,000                 93,750
    Rural Cellular Corp., senior sub. note, 9.75%, 1/15/10 ........    United States        8,400,000              6,804,000
    Triton PCS Inc., 11.00%, 5/01/08 ..............................    United States       25,000,000             26,625,000
    Triton PCS Inc., 8.50%, 6/01/13 ...............................    United States       15,300,000             15,638,436
    Triton PCS Inc., senior sub. note, 9.375%, 2/01/11 ............    United States        6,900,000              6,762,000
    US West Communications Inc., 6.875%, 9/15/33 ..................    United States       28,300,000             25,045,500
    VoiceStream Wireless Corp., senior disc. note, zero cpn. to
      11/15/04, 11.875% thereafter, 11/15/09 ......................    United States       19,404,000             18,918,900
c   WorldCom Inc., WorldCom Group, senior note, 6.95%, 8/15/06 ....    United States       20,000,000             15,600,000
                                                                                                              ----------------
                                                                                                                 307,335,962
                                                                                                              ----------------
    CONSUMER DURABLES 1.7%
    D.R. Horton Inc., senior note, 8.50%, 4/15/12 .................    United States       25,000,000             27,750,000
    Sealy Mattress Co., senior disc. note, B, 10.875%, 12/15/07 ...    United States       11,000,000             10,780,000
    Sealy Mattress Co., senior sub. note, B, 9.875%, 12/15/07 .....    United States        7,800,000              7,488,000
                                                                                                              ----------------
                                                                                                                  46,018,000
                                                                                                              ----------------
    CONSUMER NON-DURABLES 2.3%
    Philip Morris Cos. Inc., 7.75%, 1/15/27 .......................    United States       28,000,000             30,053,352
    Revlon Consumer Products Corp., 8.125%, 2/01/06 ...............    United States       20,000,000             12,300,000

                                                              Annual Report | 19

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    CONSUMER NON-DURABLES (CONT.)
    Revlon Consumer Products Corp., senior note, 9.00%, 11/01/06 ..    United States   $    5,000,000        $     3,075,000
    Revlon Consumer Products Corp., senior sub. note, 8.625%,
      2/01/08 .....................................................    United States       17,000,000              7,735,000
    Smithfield Foods Inc., 144A, 7.75%, 5/15/13 ...................    United States        9,600,000              9,888,000
c   Styling Technology Corp., senior sub. note, 10.875%, 7/01/08 ..    United States       22,000,000                 93,720
                                                                                                              ----------------
                                                                                                                  63,145,072
                                                                                                              ----------------
    CONSUMER SERVICES 25.4%
c   Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .    United States       30,000,000             16,800,000
c   Adelphia Communications Corp., senior note, 10.25%, 6/15/11 ...    United States       20,000,000             11,400,000
    Argosy Gaming Co., senior sub. note, 9.00%, 9/01/11 ...........    United States        8,300,000              8,964,000
    Aztar Corp., senior sub. note, 8.875%, 5/15/07 ................    United States       19,000,000             19,855,000
c   Callahan Nordrhein-Westfalen, senior disc. note, zero cpn. to
      7/15/05, 16.00% thereafter, 07/15/10 ........................       Germany          38,000,000                950,000
    CanWest Media Inc., senior note, 144A, 7.625%, 4/15/13 ........       Canada            3,500,000              3,692,500
    CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ........       Canada           15,600,000             17,706,000
    Chancellor Media Corp., senior note, 8.00%, 11/01/08 ..........    United States       23,500,000             27,553,750
    Charter Communications Holdings LLC, senior disc. note, zero cpn.
      to 4/01/04, 9.92% thereafter, 4/01/11 .......................    United States       41,000,000             25,625,000
    Charter Communications Holdings LLC, senior disc. note, zero cpn.
      to 1/15/06, 13.50%  thereafter, 1/15/11 .....................    United States       15,500,000              7,517,500
    Choctaw Resort Development Enterprise, senior note, 9.25%,
      4/01/09 .....................................................    United States       11,500,000             12,391,250
    CKE Restaurants Inc., senior sub. note, 9.125%, 5/01/09 .......    United States       20,200,000             18,887,000
    CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...............    United States       25,000,000             25,375,000
    Dex Media East LLC, 12.125%, 11/15/12 .........................    United States       20,000,000             23,500,000
    Diamond Holdings PLC, senior note, 9.125%, 2/01/08 ............   United Kingdom       10,600,000              9,540,000
    DIRECTV Holdings/Finance, senior note, 144A, 8.375%, 3/15/13 ..    United States       29,200,000             32,485,000
    EchoStar DBS Corp., senior note, 10.375%, 10/01/07 ............    United States       30,000,000             33,262,500
    Granite Broadcasting Corp., senior sub. note, 10.375%, 5/15/05     United States        6,494,000              6,494,000
    HMH Properties Inc., senior secured note, B, 7.875%, 8/01/08 ..    United States       23,000,000             23,086,250
    Horseshoe Gaming Holding Corp., senior sub. note, 8.625%,
      5/15/09 .....................................................    United States       30,200,000             32,163,000
    Host Marriott LP, senior note, 9.50%, 1/15/07 .................    United States        7,000,000              7,455,000
    Lin Television Corp., senior sub. note, 144A, 6.50%, 5/15/13 ..    United States        6,600,000              6,633,000
    Mandalay Resort Group, senior note, 9.50%, 8/01/08 ............    United States        5,900,000              6,637,500
    Mandalay Resort Group, senior sub note, 10.25%, 8/01/07 .......    United States       14,600,000             16,133,000
    Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 .......    United States       16,500,000             15,675,000
    Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 ......    United States       10,700,000             10,459,250
    Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10  United States       25,000,000             26,218,750
    Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
      13.75% thereafter, 7/15/11 ..................................       Canada           31,500,000             25,200,000
    Royal Caribbean Cruises Ltd., 7.25%, 8/15/06 ..................    United States        4,500,000              4,500,000
    Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .....    United States       14,400,000             12,852,000
    Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .....    United States        4,200,000              4,221,000
    Sinclair Broadcast Group Inc., senior sub. note, 144A, 8.00%,
      3/15/12 .....................................................    United States        9,000,000              9,573,750

20 | Annual Report

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    CONSUMER SERVICES (CONT.)
    Six Flags Inc., senior note, 9.75%, 6/15/07 ...................    United States   $   22,500,000        $    22,668,750
    Six Flags Inc., senior note, 144A, 9.75%, 4/15/13 .............    United States        8,000,000              8,060,000
    Station Casinos Inc., senior note, 8.375%, 2/15/08 ............    United States       15,000,000             16,200,000
    Station Casinos Inc., senior sub. note, 9.875%, 7/01/10 .......    United States       15,000,000             16,537,500
    Sun International Hotels, senior sub. note, 8.875%, 8/15/11 ...    United States       11,300,000             12,119,250
    Telewest Communications PLC, senior disc. note, zero cpn.
      to 4/15/04, 9.25% thereafter, 4/15/09 .......................   United Kingdom        2,250,000                596,250
    Telewest Communications PLC, senior disc. note, zero cpn.
      to 2/01/05, 11.375% thereafter, 2/01/10 .....................   United Kingdom       28,000,000              6,720,000
c   Telewest Communications PLC, senior note, 11.25%, 11/01/08 ....   United Kingdom        4,000,000              1,200,000
    Universal City Development, senior note, 144A, 11.75%, 4/01/10     United States       15,000,000             16,050,000
    Venetian Casino/LV Sands, 11.00%, 6/15/10 .....................    United States       24,800,000             27,249,000
    Vertis Inc., senior note, 10.875%, 6/15/09 ....................    United States       18,200,000             17,654,000
    Vivendi Universal, senior note, 144A, 9.25%, 4/15/10 ..........       France           12,100,000             13,809,125
    Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
      thereafter, 8/01/11 .........................................   United Kingdom       19,250,000             15,640,625
    Yell Finance BV, senior note, 10.75%, 8/01/11 .................   United Kingdom       10,000,000             11,200,000
                                                                                                              ----------------
                                                                                                                 688,510,500
                                                                                                              ----------------

    ELECTRONIC TECHNOLOGY 4.0%
    Alliant Techsystems Inc., senior sub. note, 8.50%, 5/15/11 ....    United States        6,900,000              7,503,750
    Amkor Technologies Inc., senior note, 144A, 7.75%, 5/15/13 ....    United States       28,000,000             26,705,000
    Fairchild Semiconductor Corp., senior sub. note, 10.50%, 2/01/09   United States       15,400,000             17,248,000
    Flextronics International Ltd., 144A, 6.50%, 5/15/13 ..........    United States       18,000,000             17,595,000
    Flextronics International Ltd., senior sub. note, 9.875%, 7/01/10    Singapore          5,300,000              5,856,500
    ON Semiconductor Corp., 13.00%, 5/15/08 .......................    United States       12,500,000             12,156,250
    SCG Holding and Semiconductor Co., senior sub. note, 12.00%,
      8/01/09 .....................................................    United States        9,951,000              8,159,820
    Solectron Corp., senior note, 9.625%, 2/15/09 .................    United States       12,100,000             13,068,000
                                                                                                              ----------------
                                                                                                                 108,292,320
                                                                                                              ----------------
    ENERGY MINERALS .7%
    Mission Resources Corp., senior sub. note, C, 10.875%, 4/01/07     United States        5,000,000              3,000,000
    Peabody Energy Corp., senior note, 144A, 6.875%, 3/15/13 ......    United States       15,900,000             16,695,000
                                                                                                              ----------------
                                                                                                                  19,695,000
                                                                                                              ----------------
    FINANCE 2.4%
    Americredit Corp., senior note, 9.25%, 5/01/09 ................    United States       15,000,000             13,275,000
    Ventas Realty LP Capital Corp., senior note, 8.75%, 5/01/09 ...    United States        7,500,000              8,100,000
    Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ........    United States       12,400,000             12,958,000
    Willis Corroon Corp., senior sub. note, 9.00%, 2/01/09 ........   United Kingdom       30,000,000             32,250,000
                                                                                                              ----------------
                                                                                                                  66,583,000
                                                                                                              ----------------
    GOVERNMENT BONDS .5%
    ESCOM E168, 11.00%, 6/01/08 ...................................    South Africa       108,800,000 ZAR         13,942,131
                                                                                                              ----------------

                                                              Annual Report | 21

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    HEALTH SERVICES 5.2%
    Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 .....    United States   $    9,000,000        $     8,955,000
d   HealthSouth Corp., 7.625%, 6/01/12 ............................    United States       27,000,000             18,360,000
    Iasis Healthcare Corp., senior sub. note, 13.00%, 10/15/09 ....    United States       16,500,000             18,480,000
    Magellan Health Services Inc., senior note, 144A, 9.375%,
      11/15/07 ....................................................    United States        8,400,000              8,148,000
c   Magellan Health Services Inc., senior sub. note, 9.00%, 2/15/08    United States       20,000,000              7,100,000
    Pacificare Health Systems Inc., senior note, 10.75%, 6/01/09 ..    United States       24,400,000             26,962,000
    Tenet Healthcare Corp., senior note, 6.875%, 11/15/31 .........    United States       25,000,000             23,750,000
    United Surgical Partners, senior sub. note, 10.00%, 12/15/11 ..    United States       27,000,000             29,295,000
                                                                                                              ----------------
                                                                                                                 141,050,000
                                                                                                              ----------------
    INDUSTRIAL SERVICES 4.7%
    Allied Waste North America Inc., senior note, 7.875%, 4/15/13 .    United States       21,600,000             21,924,000
    Allied Waste North America Inc., senior note, B, 7.875%,
      1/01/09 .....................................................    United States        2,400,000              2,448,000
    Allied Waste North America Inc., senior sub. note, B, 10.00%,
      8/01/09 .....................................................    United States       10,000,000             10,562,500
    Gulfterra Energy Partners, senior sub. note, 144A, 10.625%,
      12/01/12 ....................................................    United States        4,700,000              5,428,500
    Gulfterra Energy Partners, senior sub. note, LP, B,
       8.50%, 6/01/11 .............................................    United States       11,800,000             12,626,000
    Hanover Equipment Trust 01, A, 8.50%, 9/01/08 .................    United States       16,000,000             16,400,000
    Hanover Equipment Trust 01, senior secured note, 144A, B, 8.75%,
      9/01/11 .....................................................    United States        2,500,000              2,537,500
    Key Energy Services Inc., senior sub. note, 14.00%, 1/15/09 ...    United States       20,520,000             23,238,900
c   Safety Kleen Services, 9.25%, 6/01/08 .........................    United States       10,000,000                 50,000
    Universal Compression Inc., senior note, 144A, 7.25%, 5/15/10 .    United States        7,100,000              7,277,500
    URS Corp., senior sub. note, 12.25%, 5/01/09 ..................    United States       26,200,000             24,497,000
                                                                                                              ----------------
                                                                                                                 126,989,900
                                                                                                              ----------------
    NON-ENERGY MINERALS .6%
    Century Aluminum Co., first mortgage, 11.75%, 4/15/08 .........    United States        9,900,000             10,345,500
    Louisiana Pacific Corp., senior sub. note, 10.875%, 11/15/08 ..    United States        4,500,000              5,051,250
                                                                                                              ----------------
                                                                                                                  15,396,750
                                                                                                              ----------------
    PROCESS INDUSTRIES 12.1%
    Avecia Group PLC, senior note, 11.00%, 7/01/09 ................   United Kingdom       33,000,000             29,205,000
    Bear Island Paper Co. LLC, senior note, B, 10.00%, 12/01/07 ...    United States       11,700,000             10,003,500
    Buckeye Technologies Inc., senior sub. note, 8.50%, 12/15/05 ..    United States        8,900,000              8,722,000
    Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ............    United States       20,000,000             19,100,000
    Equistar Chemicals LP, senior note, 144A, 10.625%,
      5/01/11 .....................................................    United States        4,400,000              4,488,000
    FiberMark Inc., senior note, 10.75%, 4/15/11 ..................    United States       17,000,000             17,255,000
    Four M Corp., senior note, B, 12.00%, 6/01/06 .................    United States        7,400,000              7,585,000
    Georgia-Pacific Corp., 144A, 9.375%, 2/01/13 ..................    United States       19,800,000             21,087,000
    Georgia-Pacific Corp., senior note, 144A, 8.00%, 1/15/14 ......    United States        8,000,000              7,960,000

22 | Annual Report

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    PROCESS INDUSTRIES (CONT.)
    Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 ...    United States   $    5,600,000        $     5,740,000
    Graham Packaging Co., senior sub. note, 144A, 8.75%, 1/15/08 ..    United States       11,300,000             11,187,000
    Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 .....    United States        9,000,000              8,910,000
    Huntsman ICI Chemicals, senior disc. note, zero cpn., 12/31/09     United States       76,130,000             29,310,050
    Jefferson Smurfit Corp., senior notes, 144A, 7.50%, 6/01/13 ...    United States       10,800,000             10,881,000
    Lyondell Chemicals Co., 144A, 10.50%, 6/01/13 .................    United States       17,400,000             17,356,500
    MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 ...........   Irish Republic       18,600,000             20,111,250
    OM Group Inc., senior sub. note, 9.25%, 12/15/11 ..............    United States        5,400,000              4,725,000
    Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ..............    United States       29,000,000             26,535,000
c   Polysindo International Finance Co., BV, secured note,
      9.375%, 7/30/07 .............................................      Indonesia         27,750,000              1,179,375
c   Pindo Deli Finance Mauritius Ltd., 11.75%, 10/01/17 ...........      Indonesia         30,900,000              8,420,250
    Riverwood International Co., senior note, 10.625%, 8/01/07 ....    United States       23,000,000             24,063,750
    Stone Container Corp., senior note, 8.375%, 7/01/12 ...........    United States       15,400,000             16,208,500
    Terra Industries Inc., senior note, B, 10.50%, 6/15/05 ........    United States       15,000,000             15,000,000
c   Tjiwi Kimia FN Mauritius, senior note, 10.00%, 8/01/04 ........      Indonesia         11,000,000              3,437,500
                                                                                                              ----------------
                                                                                                                 328,470,675
                                                                                                              ----------------
    PRODUCER MANUFACTURING 7.2%
    Airxcel Inc., senior sub. note, B, 11.00%, 11/15/07 ...........    United States       13,500,000             11,137,500
    Arvinmeritor, 8.75%, 3/01/12 ..................................    United States       10,100,000             11,059,500
    Cincinnati Milacron Inc., 8.375%, 3/15/04 .....................    United States       10,000,000              9,450,000
    Dana Corp., 9.00%, 8/15/11 ....................................    United States       20,500,000             21,525,000
c   Goss Graphic Systems Inc., 12.25%, 11/19/05 ...................    United States        9,053,899                     --
    HLI Operating Co. Inc., senior note, 144A, 10.50%, 6/15/10 ....    United States       25,000,000             25,750,000
    Legrand SA, senior note, 144A, 10.50%, 2/15/13 ................       France           20,700,000             22,770,000
    NMHG Holding Co., 10.00%, 5/15/09 .............................    United States        7,400,000              7,992,000
    Nortek Inc., senior note, B, 9.125%, 9/01/07 ..................    United States       19,200,000             20,064,000
    Nortek Inc., senior note, B, 8.875%, 8/01/08 ..................    United States        8,000,000              8,340,000
    Rexnord Corp., senior sub. note, 144A, 10.125%, 12/15/12 ......    United States        4,400,000              4,818,000
    Tenneco Automotive Inc., senior sub. note, 11.625%, 10/15/09 ..    United States        8,400,000              7,476,000
    Terex Corp., senior sub. note, 8.875%, 4/01/08 ................    United States       25,250,000             25,945,000
    TRW Automotive Inc., senior note, 144A, 9.375%, 2/15/13 .......    United States       13,500,000             14,141,250
    TRW Automotive Inc., senior note, 144A, 11.00%, 2/15/13 .......    United States        4,300,000              4,504,250
                                                                                                              ----------------
                                                                                                                 194,972,500
                                                                                                              ----------------
    RETAIL TRADE 2.0%
    Office Depot Inc., senior sub. note, 10.00%, 7/15/08 ..........    United States       22,000,000             25,850,000
    Rite Aid Corp., 7.70%, 2/15/27 ................................    United States        5,000,000              4,025,000
    Rite Aid Corp., 144A, 6.125%, 12/15/08 ........................    United States       26,900,000             23,537,500
                                                                                                              ----------------
                                                                                                                  53,412,500
                                                                                                              ----------------

                                                              Annual Report | 23

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY        PRINCIPAL AMOUNT*          VALUE
-----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY SERVICES .1%
c   Psinet Inc., 11.00%, 8/01/09 ..................................    United States   $   18,750,000         $    1,312,500
                                                                                                              ----------------
    TRANSPORTATION 3.1%
    CP Ships Ltd., senior note, 10.375%, 7/15/12 ..................    United States       20,000,000             22,400,000
    Great Lakes Dredge & Dock Corp., senior sub. note, 11.25%,
      8/15/08 .....................................................    United States        8,550,000              9,105,750
    Laidlaw International Inc., 144A, senior note, 10.75%, 6/15/11     United States       19,800,000             20,295,000
    Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 .............    United States       34,000,000             28,220,000
c   United Air Lines Inc., S.F., pass-through equipment trust, B-2,
      9.06%, 9/26/14 ..............................................    United States       20,422,000              4,962,852
                                                                                                              ----------------
                                                                                                                  84,983,602
                                                                                                              ----------------
    UTILITIES 6.6%
    AES Corp., senior note, 9.375%, 9/15/10 .......................    United States       20,000,000             19,000,000
    AES Corp., 144A, 9.00%, 5/15/15 ...............................    United States       24,700,000             25,317,500
    Aquila Inc., 144A, 14.875%, 7/01/12 ...........................    United States       30,000,000             31,050,000
    Calpine Corp., senior note, 8.625%, 8/15/10 ...................    United States       23,700,000             16,175,250
    Calpine Corp., senior note, 8.50%, 2/15/11 ....................    United States       15,000,000             10,275,000
    Dynegy Inc., senior note, 8.75%, 2/15/12 ......................    United States       39,000,000             34,515,000
    Edison Mission, 9.875%, 4/15/11 ...............................    United States       20,000,000             17,400,000
    ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11     United States        7,652,000              7,460,700
    Midland Cogeneration Venture, S.F., senior lease obligation, A,
      11.75%, 7/23/05 .............................................    United States        4,500,000              4,882,500
    Midland Cogeneration Venture, S.F., senior lease obligation, B,
      13.25%, 7/23/06 .............................................    United States       11,500,000             13,052,500
                                                                                                              ----------------
                                                                                                                 179,128,450
                                                                                                              ----------------
    TOTAL BONDS (COST $2,775,369,178) .............................                                            2,448,601,937
                                                                                                              ----------------
    CONVERTIBLE BONDS 1.0%
    COMMUNICATIONS .2%
    Millicom International Cellular SA, cvt., 2.00%, 6/01/06 ......     Luxembourg          2,638,000              4,893,490
                                                                                                              ----------------
    ELECTRONIC TECHNOLOGY .8%
    Nortel Networks Corp., cvt., 4.25%, 9/01/08 ...................    United States       26,700,000             23,028,747
                                                                                                              ----------------
    TOTAL CONVERTIBLE BONDS (COST $23,892,480) ....................                                               27,922,237
                                                                                                              ----------------
    TOTAL LONG TERM INVESTMENTS (COST $3,214,154,302) .............                                            2,641,792,172
                                                                                                              ----------------

24 | Annual Report

Franklin High Income Trust

-----------------------------------------------------------------------------------------------------------------------------
  AGE HIGH INCOME FUND                                                  COUNTRY               SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
-----------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $79,744,726) 2.9%
-----------------------------------------------------------------------------------------------------------------------------
f   Franklin Institutional Fiduciary Trust Money Market Portfolio .    United States       79,744,726         $    79,744,726
                                                                                                              ----------------
    TOTAL INVESTMENTS (COST $3,293,899,028) 100.3% ................                                             2,721,536,898
    OTHER ASSETS, LESS LIABILITIES (.3)% ..........................                                                (8,861,404)
                                                                                                              ----------------

    NET ASSETS 100.0% .............................................                                           $ 2,712,675,494
                                                                                                              ================

CURRENCY ABBREVIATIONS | ZAR - South African Rand

aNon-income producing
bSee Note 7 regarding holdings of 5% voting securities.
cSee Note 6 regarding defaulted securities.
dThe fund discontinues accruing income on securities trading flat. See Note 6. eThe principal amount is stated in U.S. dollars unless otherwise indicated. fSee Note 8 regarding investments in the Franklin Institutional Fiduciary Trust
 Money Market Portfolio.

                         Annual Report | See notes to financial statements. | 25

Franklin High Income Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003

                                                ----------------
                                                    AGE HIGH
                                                   INCOME FUND
                                                ----------------
Assets:
 Investments in securities:
  Cost-Unaffiliated issuers ...............      $3,228,208,995
  Cost-Non-controlled affiliated issuers ..          65,690,033
                                                ================
  Value-Unaffiliated issuers ..............       2,713,836,702
  Value-Non-controlled affiliated issuers .           7,700,196
Receivables:
  Capital shares sold .....................          19,683,657
  Dividends and interest ..................          52,667,818
                                                ----------------
      Total assets ........................       2,793,888,373
                                                ----------------
Liabilities:
 Payables:
  Investment securities purchased .........          67,683,942
  Funds advanced by custodian .............           1,336,500
  Capital shares redeemed .................           8,785,305
  Affiliates ..............................           1,814,185
  Shareholders ............................           1,207,953
 Other liabilities ........................             384,994
                                                ----------------
      Total liabilities ...................          81,212,879
       Net assets, at value ...............      $2,712,675,494
                                                ================
Net assets consist of:
 Undistributed net investment income ......      $  (13,652,623)
 Net unrealized appreciation (depreciation)        (572,350,135)
 Accumulated net realized gain (loss) .....        (797,164,590)
 Capital shares ...........................       4,095,842,842
                                                ----------------
       Net assets, at value ...............      $2,712,675,494
                                                ================

26 | See notes to financial statements. | Annual Report

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
May 31, 2003

                                                                ----------------
                                                                    AGE HIGH
                                                                   INCOME FUND
                                                                ----------------
CLASS A:
 Net assets, at value ......................................... $ 2,077,768,170
                                                                ================
 Shares outstanding ...........................................   1,105,022,877
                                                                ================
 Net asset value per share a ..................................           $1.88
                                                                ================
 Maximum offering price per share (net asset
   value per share (DIVIDE) 95.75%) ...........................           $1.96
                                                                ================
CLASS B:
 Net assets, at value ......................................... $   182,493,895
                                                                ================
 Shares outstanding ...........................................      97,239,098
                                                                ================
 Net asset value and maximum offering price per share a .......           $1.88
                                                                ================
CLASS C:
 Net assets, at value ......................................... $   421,794,826
                                                                ================
 Shares outstanding ...........................................     223,454,794
                                                                ================
 Net asset value per share a ..................................           $1.89
                                                                ================
 Maximum offering price per share (net asset value
   per share (DIVIDE) 99%) ....................................           $1.91
                                                                ================
CLASS R:
 Net assets, at value ......................................... $     2,573,740
                                                                ================
 Shares outstanding ...........................................       1,362,947
                                                                ================
 Net asset value and maximum offering price per share a .......           $1.89
                                                                ================
ADVISOR CLASS:
 Net assets, at value ......................................... $    28,044,863
                                                                ================
 Shares outstanding ...........................................      14,888,921
                                                                ================
 Net asset value and maximum offering price per share .........           $1.88
                                                                ================

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


                         Annual Report | See notes to financial statements. | 27

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the year ended May 31, 2003

                                                                            ----------------
                                                                                AGE HIGH
                                                                               INCOME FUND
                                                                            ----------------
Investment income:
 Dividends ..............................................................     $   7,085,163
 Interest ...............................................................       236,853,980
                                                                              --------------
      Total investment income ...........................................       243,939,143
                                                                              --------------
Expenses:
 Management fees (Note 3) ...............................................        10,477,552
 Distribution fees (Note 3)
  Class A ...............................................................         2,585,519
  Class B ...............................................................           953,299
  Class C ...............................................................         2,262,507
  Class R ...............................................................             6,012
 Transfer agent fees (Note 3) ...........................................         3,338,759
 Custodian fees .........................................................            30,397
 Reports to shareholders ................................................           184,085
 Registration and filing fees ...........................................           160,044
 Professional fees ......................................................           110,063
 Trustees' fees and expenses ............................................            65,467
 Other ..................................................................           123,249
                                                                              --------------
      Total expenses ....................................................        20,296,953
       Net investment income ............................................       223,642,190
                                                                              --------------
Realized and unrealized gains (losses):
Net realized gain (loss) from:
  Investments ...........................................................      (382,666,868)
  Foreign currency transactions .........................................           126,169
                                                                              --------------
       Net realized gain (loss)                                                (382,540,699)
 Net unrealized appreciation (depreciation) on:
  Investments ...........................................................       401,998,159
  Translation of assets and liabilities denominated in foreign currencies          (136,943)
                                                                              --------------
       Net unrealized appreciation (depreciation) .......................       401,861,216
Net realized and unrealized gain (loss) .................................        19,320,517
                                                                              --------------
Net increase (decrease) in net assets resulting from operations .........     $ 242,962,707
                                                                              ==============

28 | See notes to financial statements. | Annual Report

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended May 31, 2003 and 2002

                                                                                              -------------------------------------
                                                                                                            AGE HIGH
                                                                                                          INCOME FUND
                                                                                                     2003               2002
                                                                                              -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................      $  223,642,190       $  263,030,315
  Net realized gain (loss) from investments and foreign currency transactions ...........        (382,540,699)        (221,455,685)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
    liabilities denominated in foreign currencies .......................................         401,861,216          (57,850,303)
                                                                                              --------------------------------------
       Net increase (decrease) in net assets resulting from operations ..................         242,962,707          (16,275,673)
 Distributions to shareholders from net investment income:
   Class A ..............................................................................        (172,572,772)        (215,925,864)
   Class B ..............................................................................         (13,148,730)         (12,964,082)
   Class C ..............................................................................         (31,012,176)         (35,816,653)
   Class R ..............................................................................             (94,422)              (7,376)
   Advisor Class ........................................................................          (1,853,546)          (2,318,477)
                                                                                              --------------------------------------
 Total distributions to shareholders ....................................................        (218,681,646)        (267,032,452)
 Capital share transactions: (Note 2)
   Class A ..............................................................................          36,043,245           29,994,862
   Class B ..............................................................................          25,837,243           48,084,597
   Class C ..............................................................................          34,414,454           60,697,180
   Class R ..............................................................................           1,684,466              719,615
   Advisor Class ........................................................................           6,835,852            1,101,492
                                                                                              --------------------------------------
 Total capital share transactions .......................................................         104,815,260          140,597,746
       Net increase (decrease) in net assets ............................................         129,096,321         (142,710,379)
Net assets:
 Beginning of year ......................................................................       2,583,579,173        2,726,289,552
                                                                                              --------------------------------------
 End of year ............................................................................      $2,712,675,494       $2,583,579,173
                                                                                              --------------------------------------
Undistributed net investment income included in net assets:
 End of year ............................................................................      $  (13,652,623)      $  (21,337,084)
                                                                                              ======================================

                         Annual Report | See notes to financial statements. | 29

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund). The Fund seeks to provide a high level of current income while seeking capital appreciation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A

30 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS (CONTINUED)

foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. REDEMPTION FEES

The Fund charges a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Fund and accounted for as additional paid in capital.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                                                              Annual Report | 31

Franklin High Income Trust

AGE HIGH INCOME FUND

2. SHARES OF BENEFICIAL INTEREST

The Fund offers five classes of shares: Class A, Class B, Class C, Class R and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At May 31, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                   --------------------------------------------------------------------
                                                           YEAR ENDED MAY 31,
                                               2003                                2002 A
                                     SHARES          AMOUNT               SHARES           AMOUNT
                                   --------------------------------------------------------------------
CLASS A SHARES:
  Shares sold .................... 339,768,176   $   574,959,419         260,530,690   $  501,286,257
  Shares issued in reinvestment
   of distributions ..............  49,056,818        82,427,355          48,089,727       93,093,373
  Shares redeemed ................(365,400,435)     (621,343,529)       (292,096,037)    (564,384,768)
                                  ---------------------------------------------------------------------
  Net increase (decrease) ........  23,424,559   $    36,043,245          16,524,380   $   29,994,862
                                  =====================================================================
CLASS B SHARES:
  Shares sold ....................  31,059,685   $    52,959,665          35,455,588   $   68,509,409
  Shares issued in reinvestment
   of distributions ..............   3,552,930         5,966,812           2,698,019        5,202,795
  Shares redeemed ................ (19,584,485)      (33,089,234)        (13,291,822)     (25,627,607)
                                  ---------------------------------------------------------------------
  Net increase (decrease) ........  15,028,130   $    25,837,243          24,861,785   $   48,084,597
                                  =====================================================================
CLASS C SHARES:
  Shares sold ....................  67,000,204   $   115,487,657          70,486,785   $  136,735,758
  Shares issued in reinvestment
   of distributions ..............  10,329,695        17,445,571           9,243,621       17,942,995
  Shares redeemed ................ (58,030,600)      (98,518,774)        (48,534,370)     (93,981,573)
                                  ---------------------------------------------------------------------
  Net increase (decrease) ........  19,299,299   $    34,414,454          31,196,036   $   60,697,180
                                  =====================================================================
CLASS R SHARES:
  Shares sold ....................   1,346,141   $     2,309,346             375,811   $      712,648
  Shares issued in reinvestment
   of distributions ..............      51,910            88,307               3,666            6,968
  Shares redeemed ................    (414,580)         (713,187)                 (1)              (1)
                                  ---------------------------------------------------------------------
  Net increase (decrease) ........     983,471   $     1,684,466             379,476   $      719,615
                                  =====================================================================
ADVISOR CLASS SHARES:
  Shares sold ....................  12,167,987   $    20,886,444           5,043,071   $    9,750,299
  Shares issued in reinvestment
   of distributions ..............     693,153         1,170,567             710,160        1,375,938
  Shares redeemed ................  (9,041,524)      (15,221,159)         (5,232,996)     (10,024,745)
                                  ---------------------------------------------------------------------
  Net increase (decrease) ........   3,819,616   $     6,835,852             520,235   $    1,101,492
                                  =====================================================================

aFor the period January 1, 2002 (effective date) to May 31, 2002 for Class R shares.

32 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

---------------------------------------------------------------------------------------
  ENTITY                                                         AFFILIATION
---------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                             Investment manager
  Franklin Templeton Services, LLC (FT Services)                 Administrative manager
  Franklin/Templeton Distributors, Inc. (Distributors)           Principal underwriter
  Franklin/Templeton Investor Services, LLC (Investor Services)  Transfer agent

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          In excess of $250 million

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .15%, .65%, .65% and .50% per year of its average daily net assets of Class A, Class B, Class C and Class R, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $1,603,747 and $702,615, respectively.

The Fund paid transfer agent fees of $3,338,759, of which $2,482,320 was paid to Investor Services.

4. INCOME TAXES

At May 31, 2003, the Fund had tax basis capital losses of $547,277,307 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2009 ........................................... $ 126,000,271
 2010 ...........................................   147,493,159
 2011 ...........................................   273,783,877
                                                  -------------
                                                  $ 547,277,307
                                                  =============

                                                              Annual Report | 33

Franklin High Income Trust

AGE HIGH INCOME FUND

4. INCOME TAXES (CONTINUED)

On May 31, 2003, the Fund had expired capital loss carryovers of $4,606,276 which were reclassified to paid-in capital.

At May 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $249,887,283. For tax purposes, such losses will be reflected in the year ending May 31, 2004.

At May 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Costs of investments ............................ $ 3,294,248,890
                                                  ===============
Unrealized appreciation ......................... $   179,851,163
Unrealized depreciation .........................    (752,563,155)
                                                  ---------------
Net unrealized appreciation/depreciation ........ $  (572,711,992)
                                                  ===============
Undistributed ordinary income ................... $     2,250,719
Undistributed long term capital gains ...........              --
                                                  ---------------
Distributable earnings .......................... $     2,250,719
                                                  ===============

The tax character of distributions paid during the years ended May 31, 2003 and 2002, was as follows:

                                                -------------------------------
                                                      2003             2002
                                                -------------------------------
Distributions paid from ordinary income ........  $218,681,646    $267,032,452

Net investment income and net realized gains and losses differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions and bond discounts and premiums.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2003 aggregated $886,914,525 and $812,232,508, respectively.

6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 89.0% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

34 | Annual Report

Franklin High Income Trust

AGE HIGH INCOME FUND

6. CREDIT RISK AND DEFAULTED SECURITIES (CONTINUED)

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At May 31, 2003, the value of these securities was $106,093,960 representing 3.9% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

7. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund at May 31, 2003 were as shown below.

------------------------------------------------------------------------------------------------------------------
                                NUMBER OF                            NUMBER OF
                                SHARES HELD                         SHARES HELD                         REALIZED
                               AT BEGINNING     GROSS       GROSS     AT END      VALUE AT    DIVIDEND   CAPITAL
  NAME OF ISSUER                  OF YEAR     ADDITIONS  REDUCTIONS   OF YEAR    END OF YEAR   INCOME  GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------
  Anacomp Inc., A                  366,600         --        --        366,600    $6,094,725     --         --
  Harvard Industries Inc.          793,966         --        --        793,966        3,970      --         --
  International Wireless
   Communications Holdings Inc.  1,759,743        787        --      1,760,530       17,600      --         --
  Prandium Inc.                         --    524,377        --        524,377      319,870      --         --
  VS Holdings                    1,685,375         --        --      1,685,375    1,264,031      --         --
                                                                                ----------------------------------
      TOTAL NON-CONTROLLED
        AFFILIATED ISSUERS                                                       $7,700,196      --         --
                                                                                ==================================

8. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $1,036,896 of dividend income from investment in the Sweep Money Fund for the year ended May 31, 2003.


9. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp., American Cellular Corp., Key3Media Group Inc., and Magellan Health Services Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.


                                                              Annual Report | 35

Franklin High Income Trust

INDEPENDENT AUDITORS' REPORT

AGE HIGH INCOME FUND

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN HIGH INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AGE High Income Fund (the "Fund") (constituting the Franklin High Income Trust) at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 2, 2003

36 | Annual Report

Franklin High Income Trust

TAX DESIGNATION (UNAUDITED)

AGE HIGH INCOME FUND

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $1,987,620 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended May 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 2.64% of the ordinary income dividends as income qualifying for the dividends received deduction for corporations for the fiscal year ended May 31, 2003.

                                                              Annual Report | 37

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

----------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)      Trustee        Since 1982       105                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and
 formerly, Director, MotherLode Gold Mines Consolidated (gold mining) (until
 1996) and Vacu-Dry Co. (food processing) (until 1996).
----------------------------------------------------------------------------------------------------------------------------------
 ROBERT F. CARLSON (75)         Trustee        Since 1982       46                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public
 Employees Retirement Systems (CALPERS); and formerly, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
 California; and Chief Counsel, California Department of Transportation.
----------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)       Trustee        Since 1992       133                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and formerly, member of the law firm of Pitney, Hardin, Kipp & Szuch.
----------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)         Trustee        Since 1998       105                        Director, The California Center
 One Franklin Parkway                                                                      for Land Recycling (redevelopment).
 San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and formerly, Chairman, Peregrine Venture Management Company
 (venture capital).
----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
 **HARMON E. BURNS (58)         Trustee and    Trustee since    31                         None
 One Franklin Parkway           Vice President 1993 and Vice
 San Mateo, CA 94403-1906                      President since
                                               1985
----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
 Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director,
 Franklin Investment Advisory Services, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin
 Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------

38 | Annual Report

----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62)  Trustee,        Trustee since    115                        None
 One Franklin Parkway           President and   1989, President
 San Mateo, CA 94403-1906       Chief Executive since 1989, and
                                Officer -       and Chief
                                Investment      Executive Officer
                                Management      - Investment
                                                Management since
                                                2002
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and
 Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment
 Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (42)        Vice President  Since 1995       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Chief Financial Officer, Franklin Resources, Inc.; Senior Vice
 President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide,
 Inc.; Executive Vice President and Chief Operating Officer, Templeton
 Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
 Executive Vice President, Franklin Investment Advisory Services, Inc. and
 Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin
 Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc.
 and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)          Senior Vice     Since 2002       Not Applicable             None
 500 East Broward Blvd.         President and
 Suite 2100                     Chief Executive
 Fort Lauderdale, FL 33394-3091 Officer -
                                Finance and
                                Administration
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of
 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (55)             Vice President  Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and formerly,
 President, Chief Executive Officer and Director, Property Resources Equity
 Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------------

Annual Report | 39

----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION        TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)          Vice President  Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton
 Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and formerly, Deputy Director, Division of Investment
 Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel
 and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until
 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (65)         Vice President  Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue               - AML                                                       Inc. and Lingnan Foundation.
 Rockefeller Center             Compliance
 New York, NY 10048-0772
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)   Treasurer and   Treasurer since  Not Applicable             None
 One Franklin Parkway           Chief Financial 2000 and Chief
 San Mateo, CA 94403-1906       Officer         Financial Officer
                                                since 2002
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (65)         Vice President  Since 2000       Not Applicable             None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton
 Investments; and formerly, Chief Executive Officer and Managing Director, Templeton Franklin Investment
 Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
** Rupert H. Johnson, Jr. is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Franklin Resources, Inc.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

40 | Annual Report

LITERATURE REQUEST

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2

VALUE
Franklin Balance Sheet Investment Fund 3
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund Mutual
Beacon Fund Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free
  Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund 6, 7

STATE-SPECIFIC TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New Jersey
New York 11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 12

1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is only open to existing shareholders as well as select retirement plans.

4. Effective June 30, 2003, the fund reopened to all new investors.

5. Upon reaching approximately $350 million in assets, the fund will close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

10. Portfolio of insured municipal securities.

11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).

12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/03                                              Not part of the annual report

                                 [LOGO OMITTED]
                              FRANKLINTEMPLETON(R)
                                  INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN'S AGE
HIGH INCOME FUND


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin's AGE High Income Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


105 A2003 07/03

















ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    July 31, 2003